Employee Benefit Plans (Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	$ 3,358	$ 3,596
Accumulated benefit obligations	3,199	3,433
Plan assets	2,669	2,740
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	861	1,013
Plan assets	146	145
Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	187	196
Accumulated benefit obligations	185	194
Plan assets	$ 208	$ 208